CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - ARS ($) $ in Thousands		Total		Cash Dividend Paid [member]	[4]	Share capital [member]	Share capital [member] Cash Dividend Paid [member]	[4]	Share premium [member]	Share premium [member] Cash Dividend Paid [member]	[4]	Inflation adjustment to share capital [member]	Inflation adjustment to share capital [member] Cash Dividend Paid [member]	[4]	Fair value reserve [member]	Fair value reserve [member] Cash Dividend Paid [member]	[4]	Share of OCI from associates and joint ventures [member]	Share of OCI from associates and joint ventures [member] Cash Dividend Paid [member]	[4]	Legal reserve [member]	Legal reserve [member] Cash Dividend Paid [member]	[4]	Other reserves [member]		Other reserves [member] Cash Dividend Paid [member]	[4]	Accumulated loss [member]	Accumulated loss [member] Cash Dividend Paid [member]	[4]	Total equity attributable to owners of the Bank [member]		Total equity attributable to owners of the Bank [member] Cash Dividend Paid [member]	[4]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2017		$ 103,701,837				$ 612,660			$ 26,373,705			$ 18,640,578			$ 116,265			$ 5,464			$ 15,377,588			$ 40,028,954				$ 1,594,175			$ 102,749,389				$ 952,448
Adjustment on initial application of IFRS 9, net of tax		(1,519,210)																										(1,519,210)			(1,519,210)
Restated balance at the beginning of the year at Dec. 31, 2017		102,182,627				612,660			26,373,705			18,640,578			116,265			5,464			15,377,588			40,028,954				74,965			101,230,179				952,448
Total comprehensive income (loss) for the year
Profit (loss) for the year		(3,287,401)																										(3,119,918)			(3,119,918)				(167,483)
Other comprehensive income (loss) for the year		(58,110)													(329,064)			270,954													(58,110)
Distribution of retained earnings as per the Shareholders
Legal reserve																					2,188,726							(2,188,726)
Cash dividends	[1]	(2,737,131)																										(2,737,131)			(2,737,131)
Other reserves																								6,017,771				(6,017,771)
Other net increases		51,207																																	51,207
- Gain (loss) of control over subsidiaries (Note 42)		(773,109)																																	(773,109)
Ending balance at Dec. 31, 2018		95,378,083				612,660			26,373,705			18,640,578			(212,799)			276,418			17,566,314			46,046,725				(13,988,581)			95,315,020				63,063
Total comprehensive income (loss) for the year
Profit (loss) for the year		21,815,454																										21,819,964			21,819,964				(4,510)
Other comprehensive income (loss) for the year		550,454													772,207			(209,245)													562,962				(12,508)
Distribution of retained earnings as per the Shareholders
Legal reserve																					4,026,753							(4,026,753)
Cash dividends	[2]	(5,040,938)																										(5,040,938)			(5,040,938)
Other reserves																								24,885,846				(24,885,846)
- Pending registration (Note 26)		1,321				50			13,248			92																			13,390				(12,069)
- Gain (loss) of control over subsidiaries (Note 42)		2,112,535																																	2,112,535
Ending balance at Dec. 31, 2019		114,816,909				612,710			26,386,953			18,640,670			559,408			67,173			21,593,067			70,932,571				(26,122,154)			112,670,398				2,146,511
Total comprehensive income (loss) for the year
Profit (loss) for the year		10,068,795																										10,051,035			10,051,035				17,760
Other comprehensive income (loss) for the year		5,203,770													5,306,813			(103,043)													5,203,770				(1)
Distribution of retained earnings as per the Shareholders
Legal reserve																					8,442,944							(8,442,944)
Cash dividends		(3,063,448)	[3]	$ (12,480,660)			$ 0			$ 0			$ 0			$ 0			$ 0			$ 0		(3,063,448)	[3]	$ (12,480,660)			$ 0		(3,063,448)	[3]	$ (12,480,660)
Other reserves																								33,771,775				(33,771,775)
Other net increases		(1,971)																																	(1,971)
Ending balance at Dec. 31, 2020		$ 114,543,394				$ 612,710			$ 26,386,953			$ 18,640,670			$ 5,866,221			$ (35,870)			$ 30,036,011			$ 89,160,238				$ (58,285,838)			$ 112,381,095				$ 2,162,299

[1]	Dividends per share amounts to pesos 4.467623
[2]	Dividends per share amounts to pesos 8.227958
[3]	Dividends per share amounts to pesos 5.000245
[4]	Dividends per share amounts to pesos 20.371278